Revenue and Segment Analysis - Additional Information (Detail) £ in Millions	12 Months Ended
	Dec. 31, 2019 GBP (£) Segment	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)
Disclosure of operating segments [line items]
Number of segments | Segment	4
Revenue	£ 7,874	£ 7,492	£ 7,341
Aggregate amount of transaction price allocated	£ 162	210
Revenue recognition period	9 years
Non-current assets	£ 11,002	11,149	9,883
Share of results of joint ventures	41	32
Joint ventures [member]
Disclosure of operating segments [line items]
Revenue	123	101
Share of results of joint ventures	41	32	37
Exhibitions [member]
Disclosure of operating segments [line items]
Amortisation of acquired intangible assets	1	1	1
Exhibitions [member] | Joint ventures [member]
Disclosure of operating segments [line items]
Share of results of joint ventures	36	31	32
Legal [member] | Joint ventures [member]
Disclosure of operating segments [line items]
Share of results of joint ventures	3	0	5
Risk & business analytics [member] | Joint ventures [member]
Disclosure of operating segments [line items]
Share of results of joint ventures	2	1	0
United Kingdom [member]
Disclosure of operating segments [line items]
Revenue	1,320	1,144	1,085
Non-current assets	1,248	988	1,026
United Kingdom [member] | Geographical origin [member]
Disclosure of operating segments [line items]
Revenue	£ 529	£ 527	£ 521